FINANCIAL RISK MANAGEMENT, Net Assets Under Administration Off the Balance Sheet (Details) - PEN (S/) S/ in Millions	Dec. 31, 2021	Dec. 31, 2020
Net Assets [Abstract]
Assigned value of the financial assets	S/ 127,552	S/ 132,558
Pension Funds [Member]
Net Assets [Abstract]
Assigned value of the financial assets	40,024	49,582
Investment Funds and Mutual Funds [Member]
Net Assets [Abstract]
Assigned value of the financial assets	53,365	52,174
Equity Managed [Member]
Net Assets [Abstract]
Assigned value of the financial assets	28,768	25,273
Bank Trusts [Member]
Net Assets [Abstract]
Assigned value of the financial assets	S/ 5,395	S/ 5,529